INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES

	January 31,	January 31,
	2025	2024
Tax expense (benefit) at the statutory rate	$(451,863)	$(285,980)
State income taxes, net of federal income tax benefit	(107,586)	(68,090)
Change in valuation allowance	559,449	354,070
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at January 31, 2025 and 2024 are as follows:

	January 31,	January 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$1,311,365	$751,916
Timing differences	-	-
Total gross deferred tax assets	1,311,365	751,916
Less: Deferred tax asset valuation allowance	(1,311,365)	(751,916)
Total net deferred taxes	$-	$-